Consolidated statement of financial position - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 12,336,115	$ 15,401,058
Trade and other receivables	33,310,642	39,224,999
Inventories	10,202,448	11,880,034
Other financial assets	1,860,928	1,162,127
Current tax assets	8,111,079	6,784,392
Other assets	2,769,029	2,778,480
Current assets subtotal	68,590,241	77,231,090
Assets held for sale	24,865	45,755
Total current assets	68,615,106	77,276,845
Non-current assets
Trade and other receivables	29,781,088	32,155,205
Other financial assets	371,847	1,563,744
Investment in associates and joint ventures	8,418,632	9,496,600
Property, plant, and equipment	95,171,302	100,997,498
Natural and environmental resources	45,216,133	42,323,610
Right-of-use assets	841,636	627,813
Intangible assets	14,714,809	18,146,605
Non-current tax assets	10,530,057	13,401,050
Goodwill	4,846,667	5,350,114
Other assets	1,633,813	1,453,347
Total non-current assets	211,525,984	225,515,586
Total assets	280,141,090	302,792,431
Current liabilities
Loans and borrowings	15,550,008	22,198,583
Trade and other payables	18,891,434	19,937,704
Provisions for employee benefits	3,059,204	2,753,697
Current tax liabilities	2,869,225	7,630,901
Accrued liabilities and provisions	1,595,249	1,533,136
Other liabilities	1,599,443	2,728,317
Total current liabilities	43,564,563	56,782,338
Non-current liabilities
Loans and borrowings	90,265,519	92,936,256
Trade and other payables	27,280	57,056
Provisions for employee benefits	15,213,509	10,211,542
Non-current tax liabilities	13,567,513	15,275,644
Accrued liabilities and provisions	14,547,391	11,223,358
Other liabilities	2,702,835	2,403,148
Total non-current liabilities	136,324,047	132,107,004
Total liabilities	179,888,610	188,889,342
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid in capital	6,607,699	6,607,699
Reserves	17,922,725	8,898,633
Other comprehensive income	8,674,648	15,796,719
Retained earnings	17,461,488	29,811,809
Equity attributable to owners of parent	75,706,627	86,154,927
Non-controlling interest	24,545,853	27,748,162
Total equity	100,252,480	113,903,089
Total liabilities and equity	$ 280,141,090	$ 302,792,431